COMMITMENTS (Schedule of Lease-related Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 952
Current liabilities
Current maturities of operating leases	526
Long-term liabilities
Non-current operating leases	$ 323
Weighted Average Remaining Lease Term Operating leases	7 months 28 days
Weighted Average Discount Rate Operating leases	9.79%